Financial instruments (Details 12) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Bond member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	R$ (37,167,641)
Probable gain (loss)	(372,553)
Reasonably possible gain (loss)	(5,051,899)
Possible gain (loss)	(15,155,696)
Export prepayments member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(1,028,473)
Probable gain (loss)	(10,309)
Reasonably possible gain (loss)	(139,792)
Possible gain (loss)	(419,376)
Export prepayments member | Libor floating interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(35,749)
Probable gain (loss)	(887)
Reasonably possible gain (loss)	(3,388)
Possible gain (loss)	(10,163)
Export prepayments member | Selic interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(992,725)
Probable gain (loss)	(25,698)
Reasonably possible gain (loss)	(195,867)
Possible gain (loss)	(587,602)
Investment [Member] | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(1,985,932)
Probable gain (loss)	(19,906)
Reasonably possible gain (loss)	(269,932)
Possible gain (loss)	(809,795)
Investment [Member] | Libor floating interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(1,985,932)
Probable gain (loss)	(63,201)
Reasonably possible gain (loss)	(241,339)
Possible gain (loss)	(724,017)
Sace member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(1,478,722)
Probable gain (loss)	(14,822)
Reasonably possible gain (loss)	(200,991)
Possible gain (loss)	(602,973)
Sace member | Libor floating interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(1,478,722)
Probable gain (loss)	(49,107)
Reasonably possible gain (loss)	(187,520)
Possible gain (loss)	(562,560)
Dollar call and put options member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	65,370	[1]
Probable gain (loss)	9,809	[1]
Reasonably possible gain (loss)	(160,742)	[1]
Possible gain (loss)	(1,023,396)	[1]
Dollar swap c d i member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(151,713)
Probable gain (loss)	(6,216)
Reasonably possible gain (loss)	(189,181)
Possible gain (loss)	(466,381)
M o n f o r t e member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(197,209)
Probable gain (loss)	(1,977)
Reasonably possible gain (loss)	(26,805)
Possible gain (loss)	(80,415)
M o n f o r t e member | Libor floating interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(197,209)
Probable gain (loss)	(4,094)
Reasonably possible gain (loss)	(15,635)
Possible gain (loss)	(46,906)
Nexi member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(100,707)
Probable gain (loss)	(1,009)
Reasonably possible gain (loss)	(13,688)
Possible gain (loss)	(41,065)
Nexi member | Libor floating interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(100,707)
Probable gain (loss)	(3,920)
Reasonably possible gain (loss)	(14,970)
Possible gain (loss)	(44,909)
Other [member] | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	(734,837)
Probable gain (loss)	(7,366)
Reasonably possible gain (loss)	(99,881)
Possible gain (loss)	(299,642)
Financial investments abroad member | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	6,718,183
Probable gain (loss)	67,340
Reasonably possible gain (loss)	913,149
Possible gain (loss)	2,739,446
Dollar Swap I P C A [Member] | Brazilian real u s dollar exchange rate member
IfrsStatementLineItems [Line Items]
Exposure value	22,713
Probable gain (loss)	(607)
Reasonably possible gain (loss)	(63,356)
Possible gain (loss)	(194,841)
Dollar Swap I P C A [Member] | I p c a interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	22,713
Probable gain (loss)	(99,748)
Reasonably possible gain (loss)	31,958
Possible gain (loss)	99,871
Outros [Member] | Libor floating interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(734,837)
Probable gain (loss)	(16,887)
Reasonably possible gain (loss)	(64,483)
Possible gain (loss)	(193,449)
Debentures member | C d i interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(3,052,400)
Probable gain (loss)	302,796
Reasonably possible gain (loss)	(898,725)
Possible gain (loss)	(3,331,635)
Debentures member | I p c a interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(109,877)
Probable gain (loss)	1,494
Reasonably possible gain (loss)	(2,085)
Possible gain (loss)	(6,315)
Financial investments in brazil member | C d i interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	5,876,590
Probable gain (loss)	(80,242)
Reasonably possible gain (loss)	206,257
Possible gain (loss)	619,489
B N D E S [Member] | I p c a interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(386,534)
Probable gain (loss)	26,403
Reasonably possible gain (loss)	(38,283)
Possible gain (loss)	(121,208)
B n b f i n e p f u n d e s f i n i s a f i n a m e f n e member | I p c a interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(3,525)
Probable gain (loss)	59
Reasonably possible gain (loss)	(83)
Possible gain (loss)	(252)
C R A [Member] | I p c a interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(763,396)
Probable gain (loss)	45,429
Reasonably possible gain (loss)	(65,630)
Possible gain (loss)	(206,889)
Leniency agreement member | Selic interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(865,311)
Probable gain (loss)	6,856
Reasonably possible gain (loss)	(17,443)
Possible gain (loss)	(51,656)
Export Credit Notes [Member] | Selic interest rate member
IfrsStatementLineItems [Line Items]
Exposure value	(521,926)
Probable gain (loss)	(13,571)
Reasonably possible gain (loss)	(103,435)
Possible gain (loss)	R$ (310,306)

[1]	The Company is in the short position of a possible counterparty call.